Label	Element	Value
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator International Developed Power Buffer ETF™ - August | iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)